CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	CNY (¥) shares	USD ($) shares	Series A Convertible Redeemable Preferred Shares CNY (¥)	Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Series C1 Convertible Redeemable Preferred Shares CNY (¥)	Outstanding Ordinary Shares CNY (¥) shares	Additional Paid-In Capital CNY (¥)	Treasury Stocks CNY (¥) shares	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Series A Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series A1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B1 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B2 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series B3 Convertible Redeemable Preferred Shares CNY (¥)	Accumulated Deficit Series C1 Convertible Redeemable Preferred Shares CNY (¥)	Non-controlling Interests CNY (¥)
Beginning balance at Dec. 31, 2015	¥ (722,404)								¥ 15,723	¥ 84,277			¥ (822,404)
Beginning balance, shares at Dec. 31, 2015 | shares									24,062,500		10,000,000
Share-based compensation expense (Note 14)	393,766									393,766
Distribution to the founder (Note 14)										640,765			(640,765)
Net loss for the year	(10,862,379)												(10,862,379)
Ending balance at Dec. 31, 2016	(11,191,017)								¥ 15,723	1,118,808			(12,325,548)
Ending balance, shares at Dec. 31, 2016 | shares									24,062,500		10,000,000
Share-based compensation expense (Note 14)	3,378,827									3,378,827
Distribution to the founder (Note 14)										4,358,681			(4,358,681)
Accretion to convertible redeemable preferred shares redemption value	(6,012,783)		¥ (5,213,802)	¥ (798,981)										¥ (5,213,802)	¥ (798,981)
Net loss for the year	(94,759,689)												(94,759,689)
Foreign currency translation	24,651											¥ 24,651
Ending balance at Dec. 31, 2017	¥ (108,560,011)								¥ 15,723	8,856,316		24,651	(117,456,701)
Ending balance, shares at Dec. 31, 2017 | shares	40,000,000	40,000,000							24,062,500		10,000,000
Share-based compensation expense (Note 14)	¥ 951,626,250									951,626,250
Distribution to the founder (Note 14)										6,837,374			(6,837,374)
Accretion to convertible redeemable preferred shares redemption value	(101,806,743)	$ (14,807,177)	(15,718,213)	¥ (4,840,875)	¥ (37,001,459)	¥ (31,800,587)	¥ (12,312,158)	¥ (133,451)						(15,718,213)	¥ (4,840,875)	¥ (37,001,459)	¥ (31,800,587)	¥ (12,312,158)	¥ (133,451)
Accretion on Series A convertible redeemable preferred shares of a subsidiary			¥ (978,201)											¥ (978,201)
Deemed dividend to preferred shareholders (Note 12)										1,916,871			(1,916,871)
Conversion of series A, A1, B1, B2, B3, C1 preferred shares to ordinary shares, value	2,123,987,271								¥ 12,217	2,123,975,054
Conversion of series A, A1, B1, B2, B3, C1 preferred shares to ordinary shares, shares | shares									17,821,248
Vesting of restricted shares to founders, value									¥ 10,926	(10,926)
Vesting of restricted shares to founders, shares | shares									15,937,500
Gains on repurchase of convertible redeemable preferred shares	18,332,152	$ 2,666,301											18,332,152
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment option, net of cost of issuance, value	590,931,483								¥ 2,364	590,929,119
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment option, net of expense, shares | shares									3,450,000
Exercise of share options	¥ 317								¥ 317		¥ (500,000)
Exercise of share options, shares | shares	500,000	500,000							500,000
Net loss for the year	¥ (1,945,846,212)												(1,942,571,687)							¥ (3,274,525)
Foreign currency translation	(16,453,526)											(16,453,526)
Ending balance at Dec. 31, 2018	¥ 1,511,232,780	$ 219,799,692							¥ 41,547	¥ 3,684,130,058		¥ (16,428,875)	¥ (2,153,235,425)							¥ (3,274,525)
Ending balance, shares at Dec. 31, 2018 | shares									61,771,248		9,500,000